INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2024
INCOME TAX EXPENSE
INCOME TAX EXPENSE

9. INCOME TAX EXPENSE

The income tax expense and the effective income tax rate resulting from operations were as follows:

	For the Six Months Ended June 30,
	2023	2024
	US$	US$
Loss before income tax	(1,795,670)	(17,010,328)
Income tax expense	2,313,136	1,388
Effective income tax rate	(128.82)%	(0.01)%

The change in the effective income tax rate for the six months ended June 30, 2024 compared with the six months ended June 30, 2023 is primarily due to changes to income before income tax, jurisdictional mix of income before income tax, and valuation allowances.